Income Tax Expense - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current taxes	¥ 63,328	¥ 33,822	¥ 14,922
Deferred taxes (Note 33)	(14,033)	9,685	7,666
Income tax expense	¥ 49,295	¥ 43,507	¥ 22,588